Advances for Vessel Under Construction and Other Vessels' Costs	6 Months Ended
Jun. 30, 2023
Advances for Vessel Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessel Under Construction and Other Vessels' Costs
5.	Advances for Vessel Under Construction and Other Vessels’ Costs

On March 7, 2023, the Company, through a newly established subsidiary, entered into a shipbuilding contract with China Shipbuilding Trading Company Limited and Shanghai Waigaoqiao Shipbuilding Company Limited for the construction of a product/crude oil tanker of approximately 114,000 dwt. The newbuilding (Hull 1515) has a gross contract price of $63,250 and the Company expects to take delivery of it by the end of October 2025. The shipbuilding contract provides that the purchase price of the newbuilding will be paid in five installments, with the first one at $9,488, the second, third and fourth at $6,325 each, and the final installment for the balance of the amount or $34,787. On April 13, 2023, the Company paid the first installment of $9,488 for the Hull 1515 according to the terms of the shipbuilding contract. In addition, imputed interest amounting to $153 and other paid costs amounting to $1,270 were capitalized to the vessel under construction for the six months ended June 30, 2023 and included in Advances for Vessel Under Construction and Other Vessels’ Costs in the accompanying consolidated balance sheet as of June 30, 2023. The amount of $10,911 is also reflected in line “Advances for vessel acquisition / under construction and other vessel costs” in the unaudited interim consolidated statements of cash flows.
Advances for vessel under construction and other vessels’ costs as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30, 2023	December 31, 2022
Pre-delivery installments	$9,488	$-
Capitalized costs	1,423	-
Total	$10,911	$-